Customer Deposits - Summary of Customer Deposits Segregation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Customer Deposits [Line Items]
Cash and cash equivalents	$ 721,076	$ 510,323	[1]	$ 267,684
Current investments	103,153	122,668
Total	431,376	349,766
Customer deposits	423,739	349,766	[1]
Customer Deposits
Disclosure Of Customer Deposits [Line Items]
Cash and cash equivalents	328,223	227,098	[1]
Current investments	$ 103,153	$ 122,668

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.